Stockholders' Equity (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Nov. 08, 2019
Class of Stock [Line Items]
Warrants outstanding		8,728,036
Warrants exercised		3,938,630
Shares issued for warrants exercised		1,092,468
Price period		30 days		30 days
Earn-out consideration, shares per annual installment		1,000,000		1,000,000
Earn-out consideration, total shares		3,000,000		3,000,000
Proceeds from issuance of members' interests	$ 20,000,000		$ 20,000,000	$ 20,000,000
Adapt Health Holdings LLC
Class of Stock [Line Items]
Warrants outstanding					12,666,666
Common stock for each warrant exercised		1
Warrant exercisable price		$ 11.50